Pay vs Performance Disclosure - USD ($)	12 Months Ended				36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been reported in our Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this section differ from those required in our SCT. The table below summarizes compensation values reported in our SCT, as well as the adjusted values required in this section for the applicable years presented. For our named executive officers other than our PEO (“non-PEO NEOs”), compensation is reported as an average of compensation for our non-PEO NEOs.

The primary objective of our executive compensation program is to drive long-term stockholder value. Compensation for our NEOs is heavily weighted toward equity-based compensation, which is directly tied to our long-term value and growth, and aligns the interests of our executives with our stockholders. For additional information regarding our compensation philosophy, please refer to the section entitled “Compensation Discussion & Analysis.”

In 2022, we did not use any financial performance measures to link compensation “actually paid” to company performance in a manner that can act as a “Company-Selected Measure” under the relevant rules. As such, we do not have a “Company-Selected Measure.” We therefore do not provide a tabular list of such performance measures.

Pay Versus Performance Table

Year (a)	Summary compensation table total for PEO ($) (b)(1)	Compensation actually paid to PEO ($) (c)(1)	Average summary compensation table total for Non-PEO NEOs ($) (d)(2)	Average compensation actually paid to Non-PEO NEOs ($) (e)(2)(3)(4)(5)(6)	Value of initial fixed $100 investment based on:		Net Income (Loss) ($1000s) (h)(9)
					Total shareholder return ($) (f)(7)	Peer group total shareholder return ($) (g)(7)(8)
2022	2.75	2.75	11,692,439	(10,751,801)	100.45	118.60	(540,747)
2021	2.75	2.75	9,560,445	(2,467,273)	258.17	183.47	166,284
2020	2.75	2.75	8,448,700	66,001,569	347.89	145.15	213,105

(1)
Reflects compensation amounts reported in our SCT for our Block Head and PEO, Jack Dorsey, for the respective years shown. Mr. Dorsey was our PEO for all applicable years presented. Mr. Dorsey did not receive or hold any equity-based awards, or participate in any defined benefit or actuarial pension plans, for any of the years presented and therefore, no amounts have been deducted or added to calculate the Compensation Actually Paid (“CAP”) to the PEO.
(2)
Non-PEO NEOs include (a) Amrita Ahuja, Brian Grassadonia, Alyssa Henry, Sivan Whiteley and Jacqueline Reses for the year ended December 31, 2020; and (b) Amrita Ahuja, Brian Grassadonia, Alyssa Henry and Sivan Whiteley for the years ended December 31, 2021 and 2022.
(3)
Dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. We calculate CAP in accordance with the methodology prescribed under SEC guidance to Item 402(v) of Regulation S-K and as shown in the adjustment table below. Average CAP for our non-PEO NEOs is calculated by, as described in more detail under footnote (6) below, (a) taking the average SCT total compensation, less (b) the grant date fair value of equity granted during the year, plus (c) the following: (i) the year-end fair value of outstanding, unvested equity awards granted during the applicable year; (ii) for equity awards granted in prior years that are outstanding and unvested at the end of the year, the difference between the year-end fair value and the immediately prior year-end fair value; (iii) the vesting date fair value of any equity awards that were granted and vested in the same covered fiscal year; and (iv) for awards granted in prior years that vested during the applicable year, the difference between the fair value as of the vesting date and the immediately prior year-end fair value, less (d) the fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year. We have not paid dividends historically and do not sponsor any pension arrangements; thus no adjustments are made for these items.
(4)
For purposes of calculating the average CAP to our non-PEO NEOs, compensation related to equity awards was remeasured. For RSAs and RSUs, the fair values and the change in fair values were determined by the closing price of our common stock at each applicable year-end date or, in the case of vested awards, the stock price on vesting date. For stock options, a Black-Scholes-Merton option valuation model (“BSM model”) was used as of the applicable year-end date or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility and the expected risk-free rate. The valuation assumptions used to calculate fair value of equity awards were materially consistent with those used to calculate the grant date fair value of such award and those used to calculate our share-based compensation expense, as disclosed in the “Share-based Compensation” section of Note 17, Stockholders' Equity of the Notes to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
(5)
Changes in the market price of our Class A common stock following the date of grant of an award can impact CAP to our non-PEO NEOs. For the portion of the average CAP that is based on year-end stock prices, the following prices from the last trading day of the applicable year were used: (a) $62.56 for 2019; (b) $217.64 for 2020; (c) $161.51 for 2021; and (d) $62.84 for 2022.
(6)
Reflects the following adjustments, reported as averages, to the average of the total compensation of our non-PEO NEOs as reported in our SCT:

	2020	2021	2022
Total Average Compensation to non-PEO NEOs per SCT ($)	8,448,700	9,560,445	11,692,439
Less: Amounts reported in SCT as equity award amounts, which are based on grant date fair values	(7,889,459)	(9,060,750)	(11,167,810)
Plus: Year-end fair value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	34,248,558	4,257,552	4,103,883
Plus: Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year.	21,341,479	(10,385,340)	(9,746,528)
Plus: Vesting date fair value of any equity awards that were granted and vested in the same covered fiscal year	3,816,699	1,135,500	700,050
Plus: Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year	6,815,721	2,025,319	(6,333,836)
Less: Fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year	(780,129)	-	-
Total Adjustments	57,552,869	(12,027,719)	(22,444,241)
Total Average CAP to non-PEO NEOs for Fiscal Year	66,001,569	(2,467,273)	(10,751,801)

(7)
Total shareholder return (“TSR”) reflects what year-end cumulative value of $100 would be, including reinvestment of dividends until the last day of each reported fiscal year, if such amount were invested on December 31, 2019. The Company has not paid dividends historically.
(8)
We used the S&P North American Technology Index for our peer group TSR, as used in our stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Reports on Form 10-K for the years ended December 31, 2022, 2021 and 2020.
(9)
The dollar amounts reported are the Company's net income (loss) attributable to common stockholders for the applicable year as presented in the audited Consolidated Statements of Operations included in our Annual Reports on Form 10-K for the years ended in December 31, 2022, 2021 and 2020.

Named Executive Officers, Footnote [Text Block]
(1)
Reflects compensation amounts reported in our SCT for our Block Head and PEO, Jack Dorsey, for the respective years shown. Mr. Dorsey was our PEO for all applicable years presented. Mr. Dorsey did not receive or hold any equity-based awards, or participate in any defined benefit or actuarial pension plans, for any of the years presented and therefore, no amounts have been deducted or added to calculate the Compensation Actually Paid (“CAP”) to the PEO.
(2)
Non-PEO NEOs include (a) Amrita Ahuja, Brian Grassadonia, Alyssa Henry, Sivan Whiteley and Jacqueline Reses for the year ended December 31, 2020; and (b) Amrita Ahuja, Brian Grassadonia, Alyssa Henry and Sivan Whiteley for the years ended December 31, 2021 and 2022.

Peer Group Issuers, Footnote [Text Block]
(8)
We used the S&P North American Technology Index for our peer group TSR, as used in our stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Reports on Form 10-K for the years ended December 31, 2022, 2021 and 2020.

PEO Total Compensation Amount	$ 2.75	$ 2.75	$ 2.75
PEO Actually Paid Compensation Amount	2.75	2.75	2.75
Non-PEO NEO Average Total Compensation Amount	11,692,439	9,560,445	8,448,700
Non-PEO NEO Average Compensation Actually Paid Amount	(10,751,801)	(2,467,273)	66,001,569
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. We calculate CAP in accordance with the methodology prescribed under SEC guidance to Item 402(v) of Regulation S-K and as shown in the adjustment table below. Average CAP for our non-PEO NEOs is calculated by, as described in more detail under footnote (6) below, (a) taking the average SCT total compensation, less (b) the grant date fair value of equity granted during the year, plus (c) the following: (i) the year-end fair value of outstanding, unvested equity awards granted during the applicable year; (ii) for equity awards granted in prior years that are outstanding and unvested at the end of the year, the difference between the year-end fair value and the immediately prior year-end fair value; (iii) the vesting date fair value of any equity awards that were granted and vested in the same covered fiscal year; and (iv) for awards granted in prior years that vested during the applicable year, the difference between the fair value as of the vesting date and the immediately prior year-end fair value, less (d) the fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year. We have not paid dividends historically and do not sponsor any pension arrangements; thus no adjustments are made for these items.
(4)
For purposes of calculating the average CAP to our non-PEO NEOs, compensation related to equity awards was remeasured. For RSAs and RSUs, the fair values and the change in fair values were determined by the closing price of our common stock at each applicable year-end date or, in the case of vested awards, the stock price on vesting date. For stock options, a Black-Scholes-Merton option valuation model (“BSM model”) was used as of the applicable year-end date or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility and the expected risk-free rate. The valuation assumptions used to calculate fair value of equity awards were materially consistent with those used to calculate the grant date fair value of such award and those used to calculate our share-based compensation expense, as disclosed in the “Share-based Compensation” section of Note 17, Stockholders' Equity of the Notes to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
(5)
Changes in the market price of our Class A common stock following the date of grant of an award can impact CAP to our non-PEO NEOs. For the portion of the average CAP that is based on year-end stock prices, the following prices from the last trading day of the applicable year were used: (a) $62.56 for 2019; (b) $217.64 for 2020; (c) $161.51 for 2021; and (d) $62.84 for 2022.
(6)
Reflects the following adjustments, reported as averages, to the average of the total compensation of our non-PEO NEOs as reported in our SCT:

	2020	2021	2022
Total Average Compensation to non-PEO NEOs per SCT ($)	8,448,700	9,560,445	11,692,439
Less: Amounts reported in SCT as equity award amounts, which are based on grant date fair values	(7,889,459)	(9,060,750)	(11,167,810)
Plus: Year-end fair value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	34,248,558	4,257,552	4,103,883
Plus: Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year.	21,341,479	(10,385,340)	(9,746,528)
Plus: Vesting date fair value of any equity awards that were granted and vested in the same covered fiscal year	3,816,699	1,135,500	700,050
Plus: Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year	6,815,721	2,025,319	(6,333,836)
Less: Fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year	(780,129)	-	-
Total Adjustments	57,552,869	(12,027,719)	(22,444,241)
Total Average CAP to non-PEO NEOs for Fiscal Year	66,001,569	(2,467,273)	(10,751,801)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]					Relationship Between Compensation Actually Paid, Block Total Shareholder Return and Peer Group Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]					Relationship Between Compensation Actually Paid and Net Income (Loss)
Total Shareholder Return Vs Peer Group [Text Block]					Relationship Between Compensation Actually Paid, Block Total Shareholder Return and Peer Group Total Shareholder Return
Total Shareholder Return Amount	100.45	258.17	347.89
Peer Group Total Shareholder Return Amount	118.60	183.47	145.15
Net Income (Loss)	$ (540,747,000)	$ 166,284,000	$ 213,105,000
PEO Name	Jack Dorsey	Jack Dorsey	Jack Dorsey
Non-Peo Name	Amrita Ahuja, Brian Grassadonia, Alyssa Henry and Sivan Whiteley	Amrita Ahuja, Brian Grassadonia, Alyssa Henry and Sivan Whiteley	Amrita Ahuja, Brian Grassadonia, Alyssa Henry, Sivan Whiteley and Jacqueline Reses
Prices From Last Trading Day	$ 62.84	$ 161.51	$ 217.64	$ 62.56
Amounts Reported in SCT as Equity Award Amounts which are Based on Grant Date Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,167,810)	$ (9,060,750)	$ (7,889,459)
Year-end Fair Value of Any Equity Awards Granted in the Covered Fiscal Year that were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,103,883	4,257,552	34,248,558
Change in Fair Value as of the End of the Covered Fiscal Year (From the End of the Prior Fiscal Year) of Any Equity Awards Granted in Prior Years that were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,746,528)	(10,385,340)	21,341,479
Vesting Date Fair Value of Any Equity Awards that were Granted and Vested in the Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	700,050	1,135,500	3,816,699
Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date for Awards Granted in Prior Years that Vest in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,333,836)	2,025,319	6,815,721
Fair Value at the End of the Prior Fiscal Year for Awards Granted in Prior Years that were Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(780,129)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (22,444,241)	$ (12,027,719)	$ 57,552,869